Commitments and contingencies - Summary of guarantees, acceptances and credit commitments (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Guarantees
Outstanding guarantees		₩ 12,154,088	₩ 10,540,968
Contingent guarantees		4,565,829	4,670,771
ABS and ABCP purchase agreements		1,496,604	1,525,768
Subtotal		18,216,521	16,737,507
Commitments to extend credit
Loan commitments in won		83,231,840	81,707,963
Loan commitments in foreign currency		25,052,284	19,807,686
Other agreements	[1]	96,971,153	92,338,217
Subtotal		205,255,277	193,853,866
Endorsed bills
Secured endorsed bills		10,025	8,199
Unsecured endorsed bills		7,046,806	7,683,165
Subtotal		7,056,831	7,691,364
Total		₩ 230,528,629	₩ 218,282,737

[1]	Unused credit commitments provided to the card customers are included, the amounts are W 86,979,545 million for the year ended December 31, 2021 and W 90,452,012 million for the year ended December 31, 2022.